Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Equity

3. EQUITY

During the three months ended March 31, 2015, the Company sold an aggregate of 86,000 units at $1.00 per unit for aggregate proceeds of $86,000. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $1.00 per share.

Note 6. Equity

During 2013, the Company issued the following shares of common stock:

•	60,070 common shares issued for the exercise of warrants with cash proceeds of $176,819.

•	2,858,811 common shares issued to officers as compensation, with the fair value of the shares of $25,971,940 recognized as stock-based compensation. The shares are fully vested.

•	286,000 common shares issued for loan extensions valued at $1,758,900

•	173,552 common shares issued to note holders as additional interest, with the fair value of the shares of $1,067,345 recognized as interest expense.

•	360,000 common shares issued to a third party note holder in accordance to the default terms of the 2010 and 2011 notes. The fair value of the shares was determined to be $2,214,000 and was recognized as interest expense.

•	119,300 common shares issued in aggregate to certain warrant holders as additional interest, with fair value of the shares of $733,695 recognized as interest expense.

•	15,000 common shares issued for consulting services, with fair value of the shares of $92,250 recognized as stock based compensation. The shares vested immediately.

•	46,000 common shares issued for the conversion of short term debt valued at $282,900.

•	1,155,000 common shares issued for cash to a majority shareholder for proceeds of 1,050,000.

•	115,500 common shares issued to a majority shareholder valued at $162,915, to convert $105,000 of interest due to him.

•	9,658,936 shares of common stock, representing shares held by UTCH immediately prior to the Merger, are reflected as an increase in shares outstanding during 2013 as a result of the Merger.

•	During 2013, the Company sold an aggregate of 426,000 units at $1.25 unit for $532,500. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $2.50 per share.

During 2013, the Company paid common shareholders $130,000 for the return of equity investment of $225,000. The Company recorded the cash paid and return of equity as additional interest expense. The common shares will be cancelled when returned. The common shares have not been returned as of December 31, 2014.

During 2014, the Company sold an aggregate of 1,507,000 units at $1.25 per unit for aggregate proceeds of $1,883,750. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $2.50 per share.